Investments - Radient Technologies Inc. (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Unrealized losses on marketable securities	$ 2,067
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”)
Disclosure of financial assets [line items]
Unrealized losses on marketable securities	$ 2,067	$ 16,690
Radient | Marketable securities designated at fair value through other comprehensive income (“FVTOCI”)
Disclosure of financial assets [line items]
Total shareholdings (in shares)	37,643,431	37,643,431
Fair value of financial instrument	$ 1,100	$ 3,000
Unrealized losses on marketable securities	$ 1,900	$ 3,000